Capital Structure, Financial Risk and Related Items - Valuation Assumptions for Warrants Granted (Details) - DKK (kr) kr / shares in Units, kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Capital Structure, Financial Risk And Related Items [Abstract]
Fair value per warrant on grant date (in DKK per share)	kr 503.09	kr 639.67	kr 924.10
Share price (in DKK per share)	1,613.94	1,974.71	2,632.02
Exercise price (in DKK per share)	kr 1,613.94	kr 1,974.71	kr 2,632.02
Expected dividend yield	0.00%	0.00%	0.00%
Expected stock price volatility	31.30%	32.30%	35.30%
Risk-free interest rate	2.05%	2.26%	2.48%
Expected life of warrants (in years)	5 years	5 years	5 years
Total fair value of warrants granted	kr 275	kr 237	kr 193